EARNINGS PER SHARE (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Basic profit (loss) per share	$ 0	$ 0.17	$ 0.33
Diluted profit (loss) per share	$ 0	$ 0.16	$ 0.33